UNITED STATES                              OMB APPROVAL
 SECURITIES AND EXCHANGE COMMISSION                   ------------------------
       Washington, D.C. 20549                         OMB Number       3235-2456
             FORM 24F-2                               Expires    August 31, 2003
  Annual Notice of Securities Sold                    Estimated average burden
                                                      hours per response.......1
       Pursuant to Rule 24f-2                         --------------------------

Read instructions at end of Form before preparing Form.


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1.   Name and address of issuer:

                           The Wall Street Fund, Inc.
                           230 Park Avenue, Suite 1635
                           New York, NY 10169
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2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X
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3.   Investment Company Act File Number: 811-00515

     Securities Act File Number:         002-10822
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4(a). Last day of fiscal year for which this Form is filed: December 31, 2001

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4(b).Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). Check box if this is the last time the issuer will be filing this Form.

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5.   Calculation of registration fee:


     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                                    $  4,155,346
                                                                    ------------

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                                    $  1,506,958
                                                                    ------------

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11. 1995 that were not previously used to reduce registration fees payable to the
          Commission:

                                                                    $
                                                                    ------------

     (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

                                                                    -$ 1,506,958
                                                                    ------------

     (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:


                                                                     $ 2,648,388
                                                                     -----------

     (vii) Multiplier for determining registration fee (See Instruction C.9):

                                                                     X  0.000092
                                                                     -----------

     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):

                                                                     =$   243.65
                                                                      ==========

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6.   Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______0__. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issue in future fiscal years, then state that number here: _____0___.

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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   + $        0
                                                                   -------------

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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                                   = $    243.65
                                                                   =============
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9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository: 2/12/2002



      Method of Delivery:    REGISTRANT CIK NUMBER TO BE CREDITED 0000104300

                        X    Wire Transfer
                       ---

                             Mail or other means

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                                   SIGNATURES


     This report has been signed below by the following persons on behalf of the issue and in the capacities and on the dates indicated.

By (signature and Title)*
                           /s/ Robert P. Morse
                           ---------------------------
                           Robert P. Morse, President


Date     2/1/2002

*    Please print the name and title of the signing officer below the signature.